Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Movement in Allowance for Credit Losses

The following table presents the movement in the allowance for credit losses for the years ended December 31, 2020 and 2021.

	Accounts receivable		Loans and interest receivable
	For the years ended December 31,		For the years ended December 31,
	2020	2021	2020	2021
Balance at the beginning of year prior to ASC 326	3,469	-	-	-
Adoption of ASC 326	3,972	-	-	-
Balance at the beginning of year	7,441	11,749	-	-
Provision for the year	6,587	12,424	-	289
Accounts receivable written off	(2,621)	(1,669)	-	-
Exchange differences	342	282	-	-
Balance at the end of year	11,749	22,786	-	289

Schedule of estimated useful lives of property and equipment	The estimated useful lives are as follows:

Leasehold improvements	Over the shorter of lease term or 2 – 5 years
Furniture and fixtures	2 – 5 years
Office equipment	3 – 5 years
Motor Vehicles	3 – 5 years

Schedule of estimated useful lives of finite lived intangible assets
Computer software and systems	2 – 5 years
Developed technologies	5 years
Customer relationship	4 – 5 years
Brand name	4 years
Contract backlog	3 years
Advertising contract	30 years

Schedule of revenue recognized from contracts with customers disaggregated by the three types of pricing models

The following table presents our revenue recognized from contracts with customers disaggregated by the four types of pricing models:

	For the years ended December 31,
	2019	2020	2021
Recognized over time
- Sales agent	6,563	5,834	4,195
- Cost-plus	17,146	26,738	26,062
- SaaS products and services	8,687	28,545	57,756
	32,396	61,117	88,013

Recognized at point in time
- Specified actions	165,263	193,280	212,353
- SaaS products and services	1,749	348	7,336
	167,012	193,628	219,689
Total	199,408	254,745	307,702